Document and Entity Information	Apr. 10, 2017
Prospectus:
Document Type	497
Document Period End Date	Apr. 10, 2017
Registrant Name	MFS SERIES TRUST X
Central Index Key	0000783740
Amendment Flag	false
Document Creation Date	Apr. 10, 2017
Document Effective Date	Apr. 10, 2017
Prospectus Date	Sep. 28, 2016
MFS® Absolute Return Fund | A
Prospectus:
Trading Symbol	MRNAX
MFS® Absolute Return Fund | B
Prospectus:
Trading Symbol	MRNBX
MFS® Absolute Return Fund | C
Prospectus:
Trading Symbol	MRNCX
MFS® Absolute Return Fund | I
Prospectus:
Trading Symbol	MRNIX
MFS® Absolute Return Fund | R1
Prospectus:
Trading Symbol	MRNRX
MFS® Absolute Return Fund | R2
Prospectus:
Trading Symbol	MRNSX
MFS® Absolute Return Fund | R3
Prospectus:
Trading Symbol	MRNTX
MFS® Absolute Return Fund | R4
Prospectus:
Trading Symbol	MRNUX
MFS® Absolute Return Fund | R6
Prospectus:
Trading Symbol	MRNVX
MFS® Blended Research Growth Equity Fund | A
Prospectus:
Trading Symbol	BRWAX
MFS® Blended Research Growth Equity Fund | B
Prospectus:
Trading Symbol	BRWBX
MFS® Blended Research Growth Equity Fund | C
Prospectus:
Trading Symbol	BRWCX
MFS® Blended Research Growth Equity Fund | I
Prospectus:
Trading Symbol	BRWJX
MFS® Blended Research Growth Equity Fund | R1
Prospectus:
Trading Symbol	BRWRX
MFS® Blended Research Growth Equity Fund | R2
Prospectus:
Trading Symbol	BRWSX
MFS® Blended Research Growth Equity Fund | R3
Prospectus:
Trading Symbol	BRWTX
MFS® Blended Research Growth Equity Fund | R4
Prospectus:
Trading Symbol	BRWUX
MFS® Blended Research Growth Equity Fund | R6
Prospectus:
Trading Symbol	BRWVX
MFS® Blended Research Mid Cap Equity Fund | A
Prospectus:
Trading Symbol	BMSFX
MFS® Blended Research Mid Cap Equity Fund | B
Prospectus:
Trading Symbol	BMSBX
MFS® Blended Research Mid Cap Equity Fund | C
Prospectus:
Trading Symbol	BMSDX
MFS® Blended Research Mid Cap Equity Fund | I
Prospectus:
Trading Symbol	BMSLX
MFS® Blended Research Mid Cap Equity Fund | R1
Prospectus:
Trading Symbol	BMSRX
MFS® Blended Research Mid Cap Equity Fund | R2
Prospectus:
Trading Symbol	BMSSX
MFS® Blended Research Mid Cap Equity Fund | R3
Prospectus:
Trading Symbol	BMSTX
MFS® Blended Research Mid Cap Equity Fund | R4
Prospectus:
Trading Symbol	BMSVX
MFS® Blended Research Mid Cap Equity Fund | R6
Prospectus:
Trading Symbol	BMSYX
MFS® Blended Research Small Cap Equity Fund | A
Prospectus:
Trading Symbol	BRSDX
MFS® Blended Research Small Cap Equity Fund | B
Prospectus:
Trading Symbol	BRSBX
MFS® Blended Research Small Cap Equity Fund | C
Prospectus:
Trading Symbol	BRSHX
MFS® Blended Research Small Cap Equity Fund | I
Prospectus:
Trading Symbol	BRSJX
MFS® Blended Research Small Cap Equity Fund | R1
Prospectus:
Trading Symbol	BRSPX
MFS® Blended Research Small Cap Equity Fund | R2
Prospectus:
Trading Symbol	BRSSX
MFS® Blended Research Small Cap Equity Fund | R3
Prospectus:
Trading Symbol	BRSTX
MFS® Blended Research Small Cap Equity Fund | R4
Prospectus:
Trading Symbol	BRSUX
MFS® Blended Research Small Cap Equity Fund | R6
Prospectus:
Trading Symbol	BRSYX
MFS® Blended Research Small Cap Equity Fund | 529A
Prospectus:
Trading Symbol	BRSNX
MFS® Blended Research Small Cap Equity Fund | 529B
Prospectus:
Trading Symbol	BRSQX
MFS® Blended Research Small Cap Equity Fund | 529C
Prospectus:
Trading Symbol	BRSWX
MFS® Blended Research Value Equity Fund | A
Prospectus:
Trading Symbol	BRUDX
MFS® Blended Research Value Equity Fund | B
Prospectus:
Trading Symbol	BRUEX
MFS® Blended Research Value Equity Fund | C
Prospectus:
Trading Symbol	BRUGX
MFS® Blended Research Value Equity Fund | I
Prospectus:
Trading Symbol	BRUHX
MFS® Blended Research Value Equity Fund | R1
Prospectus:
Trading Symbol	BRUJX
MFS® Blended Research Value Equity Fund | R2
Prospectus:
Trading Symbol	BRUKX
MFS® Blended Research Value Equity Fund | R3
Prospectus:
Trading Symbol	BRULX
MFS® Blended Research Value Equity Fund | R4
Prospectus:
Trading Symbol	BRUMX
MFS® Blended Research Value Equity Fund | R6
Prospectus:
Trading Symbol	BRUNX
MFS® Emerging Markets Equity Fund | A
Prospectus:
Trading Symbol	MEMAX
MFS® Emerging Markets Equity Fund | B
Prospectus:
Trading Symbol	MEMBX
MFS® Emerging Markets Equity Fund | C
Prospectus:
Trading Symbol	MEMCX
MFS® Emerging Markets Equity Fund | I
Prospectus:
Trading Symbol	MEMIX
MFS® Emerging Markets Equity Fund | R1
Prospectus:
Trading Symbol	MEMRX
MFS® Emerging Markets Equity Fund | R2
Prospectus:
Trading Symbol	MEMFX
MFS® Emerging Markets Equity Fund | R3
Prospectus:
Trading Symbol	MEMGX
MFS® Emerging Markets Equity Fund | R4
Prospectus:
Trading Symbol	MEMHX
MFS® Emerging Markets Equity Fund | R6
Prospectus:
Trading Symbol	MEMJX
MFS® International Growth Fund | A
Prospectus:
Trading Symbol	MGRAX
MFS® International Growth Fund | B
Prospectus:
Trading Symbol	MGRBX
MFS® International Growth Fund | C
Prospectus:
Trading Symbol	MGRCX
MFS® International Growth Fund | I
Prospectus:
Trading Symbol	MQGIX
MFS® International Growth Fund | R6
Prospectus:
Trading Symbol	MGRDX
MFS® International Growth Fund | R4
Prospectus:
Trading Symbol	MGRVX
MFS® International Growth Fund | R1
Prospectus:
Trading Symbol	MGRRX
MFS® International Growth Fund | R2
Prospectus:
Trading Symbol	MGRQX
MFS® International Growth Fund | R3
Prospectus:
Trading Symbol	MGRTX
MFS® International Value Fund | A
Prospectus:
Trading Symbol	MGIAX
MFS® International Value Fund | B
Prospectus:
Trading Symbol	MGIBX
MFS® International Value Fund | C
Prospectus:
Trading Symbol	MGICX
MFS® International Value Fund | I
Prospectus:
Trading Symbol	MINIX
MFS® International Value Fund | R6
Prospectus:
Trading Symbol	MINJX
MFS® International Value Fund | R1
Prospectus:
Trading Symbol	MINRX
MFS® International Value Fund | R2
Prospectus:
Trading Symbol	MINFX
MFS® International Value Fund | R3
Prospectus:
Trading Symbol	MINGX
MFS® International Value Fund | R4
Prospectus:
Trading Symbol	MINHX